Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000226666
Shareholder Report [Line Items]
Fund Name	State Street Income Fund
Trading Symbol	SSASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Expectations of higher growth and higher inflation (due largely to a global increase in U.S. tariffs) led to a pause in the U.S. Federal Reserve's Federal Funds rate cuts in 2025, a significant increase in longer term interest rates, and moderately tighter investment-grade credit spreads during the reporting period. The Fund’s overweight allocation to duration was the primary driver of the Fund’s under-performance of the Index during the reporting period, while sector allocation and security selection from the investment-grade corporate sector added to Fund performance. The Fund used treasury futures and credit default swaps to actively manage duration and credit exposure during the reporting period. The Fund’s use of treasury futures and credit default swaps detracted from Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSASX	Bloomberg U.S. Aggregate Bond Index
09/30/15	$10,000	$10,000
10/31/15	$10,069	$10,002
11/30/15	$10,024	$9,975
12/31/15	$9,976	$9,943
01/31/16	$10,037	$10,080
02/29/16	$10,087	$10,151
03/31/16	$10,253	$10,244
04/30/16	$10,337	$10,284
05/31/16	$10,322	$10,286
06/30/16	$10,503	$10,471
07/31/16	$10,614	$10,537
08/31/16	$10,627	$10,525
09/30/16	$10,611	$10,519
10/31/16	$10,548	$10,439
11/30/16	$10,298	$10,192
12/31/16	$10,325	$10,206
01/31/17	$10,364	$10,226
02/28/17	$10,439	$10,295
03/31/17	$10,433	$10,290
04/30/17	$10,528	$10,369
05/31/17	$10,606	$10,449
06/30/17	$10,593	$10,438
07/31/17	$10,651	$10,483
08/31/17	$10,736	$10,577
09/30/17	$10,702	$10,527
10/31/17	$10,705	$10,533
11/30/17	$10,688	$10,519
12/31/17	$10,737	$10,568
01/31/18	$10,630	$10,446
02/28/18	$10,513	$10,347
03/31/18	$10,576	$10,413
04/30/18	$10,489	$10,336
05/31/18	$10,552	$10,410
06/30/18	$10,523	$10,397
07/31/18	$10,550	$10,399
08/31/18	$10,616	$10,466
09/30/18	$10,558	$10,399
10/31/18	$10,470	$10,317
11/30/18	$10,515	$10,378
12/31/18	$10,656	$10,569
01/31/19	$10,825	$10,681
02/28/19	$10,820	$10,675
03/31/19	$11,028	$10,880
04/30/19	$11,046	$10,883
05/31/19	$11,211	$11,076
06/30/19	$11,372	$11,215
07/31/19	$11,399	$11,240
08/31/19	$11,651	$11,531
09/30/19	$11,599	$11,470
10/31/19	$11,635	$11,504
11/30/19	$11,641	$11,498
12/31/19	$11,656	$11,490
01/31/20	$11,830	$11,711
02/29/20	$11,955	$11,922
03/31/20	$11,704	$11,852
04/30/20	$12,008	$12,063
05/31/20	$12,157	$12,119
06/30/20	$12,265	$12,195
07/31/20	$12,496	$12,377
08/31/20	$12,417	$12,277
09/30/20	$12,396	$12,271
10/31/20	$12,362	$12,216
11/30/20	$12,562	$12,336
12/31/20	$12,612	$12,353
01/31/21	$12,527	$12,264
02/28/21	$12,360	$12,087
03/31/21	$12,224	$11,936
04/30/21	$12,321	$12,030
05/31/21	$12,378	$12,070
06/30/21	$12,485	$12,155
07/31/21	$12,623	$12,290
08/31/21	$12,606	$12,267
09/30/21	$12,494	$12,161
10/31/21	$12,485	$12,157
11/30/21	$12,507	$12,193
12/31/21	$12,476	$12,162
01/31/22	$12,188	$11,900
02/28/22	$12,027	$11,767
03/31/22	$11,695	$11,441
04/30/22	$11,246	$11,006
05/31/22	$11,303	$11,077
06/30/22	$11,100	$10,904
07/31/22	$11,374	$11,170
08/31/22	$11,054	$10,854
09/30/22	$10,560	$10,385
10/31/22	$10,437	$10,251
11/30/22	$10,861	$10,628
12/31/22	$10,806	$10,580
01/31/23	$11,165	$10,905
02/28/23	$10,867	$10,623
03/31/23	$11,158	$10,893
04/30/23	$11,230	$10,959
05/31/23	$11,084	$10,840
06/30/23	$11,030	$10,801
07/31/23	$11,033	$10,794
08/31/23	$10,956	$10,725
09/30/23	$10,620	$10,452
10/31/23	$10,397	$10,287
11/30/23	$10,946	$10,753
12/31/23	$11,442	$11,165
01/31/24	$11,413	$11,134
02/29/24	$11,209	$10,977
03/31/24	$11,317	$11,078
04/30/24	$10,963	$10,798
05/31/24	$11,176	$10,981
06/30/24	$11,308	$11,086
07/31/24	$11,581	$11,344
08/31/24	$11,784	$11,507
09/30/24	$11,952	$11,662
10/31/24	$11,578	$11,372
11/30/24	$11,711	$11,493
12/31/24	$11,490	$11,304
01/31/25	$11,553	$11,364
02/28/25	$11,828	$11,614
03/31/25	$11,835	$11,619
04/30/25	$11,888	$11,665
05/31/25	$11,784	$11,581
06/30/25	$11,970	$11,759
07/31/25	$11,938	$11,728
08/31/25	$12,114	$11,868
09/30/25	$12,228	$11,998

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSASX	2.31%	(0.27%)	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 687,149,265
Holdings Count | Holding	1,259
Advisory Fees Paid, Amount	$ 1,074,660
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$687,149,265 Number of Portfolio Holdings1,259 Portfolio Turnover Rate28% Total Advisory Fees Paid$1,074,660
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasuries	31.3%
Agency Mortgage Backed	30.0%
Corporate Notes	26.9%
Short-Term Investments	23.1%
Non-Agency Collateralized Mortgage Obligations	7.3%
Agency Collateralized Mortgage Obligations	0.8%
Asset Backed	0.4%
Municipal Bonds and Notes	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 07/31/27	5.8%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/01/55	5.2%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 10/01/54	4.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/55	4.0%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 10/01/54	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.8%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.2%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.0%

Material Fund Change [Text Block]
C000226667
Shareholder Report [Line Items]
Fund Name	State Street U.S. Core Equity Fund
Trading Symbol	SSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by solid earnings, artificial intelligence (A.I.) investment, a more dovish Fed, and reduced policy uncertainty. The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, portfolio holdings in A.I. beneficiaries such as Nvidia and Broadcom delivered strong results. However, companies more exposed to the broader economy such as On Semiconductor or software names potentially disrupted by A.I.-such as Adobe-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply during the reporting period on perceived benefits from Trump administration policies. In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, among others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAQX	S&P 500® Index
09/30/15	$10,000	$10,000
10/31/15	$10,896	$10,844
11/30/15	$10,852	$10,876
12/31/15	$10,570	$10,704
01/31/16	$9,877	$10,173
02/29/16	$9,857	$10,159
03/31/16	$10,465	$10,849
04/30/16	$10,570	$10,891
05/31/16	$10,841	$11,086
06/30/16	$10,705	$11,115
07/31/16	$11,169	$11,525
08/31/16	$11,267	$11,541
09/30/16	$11,334	$11,543
10/31/16	$11,080	$11,332
11/30/16	$11,440	$11,752
12/31/16	$11,640	$11,984
01/31/17	$11,987	$12,212
02/28/17	$12,458	$12,697
03/31/17	$12,521	$12,711
04/30/17	$12,696	$12,842
05/31/17	$12,746	$13,023
06/30/17	$12,866	$13,104
07/31/17	$13,176	$13,373
08/31/17	$13,178	$13,414
09/30/17	$13,412	$13,691
10/31/17	$13,658	$14,011
11/30/17	$13,946	$14,440
12/31/17	$14,026	$14,601
01/31/18	$14,828	$15,437
02/28/18	$14,406	$14,868
03/31/18	$14,058	$14,490
04/30/18	$14,047	$14,546
05/31/18	$14,376	$14,896
06/30/18	$14,488	$14,988
07/31/18	$15,117	$15,545
08/31/18	$15,521	$16,052
09/30/18	$15,700	$16,143
10/31/18	$14,574	$15,040
11/30/18	$14,946	$15,346
12/31/18	$13,598	$13,961
01/31/19	$14,703	$15,079
02/28/19	$15,084	$15,564
03/31/19	$15,388	$15,866
04/30/19	$16,085	$16,508
05/31/19	$15,066	$15,459
06/30/19	$16,235	$16,549
07/31/19	$16,401	$16,787
08/31/19	$16,076	$16,521
09/30/19	$16,286	$16,830
10/31/19	$16,773	$17,195
11/30/19	$17,419	$17,819
12/31/19	$17,979	$18,356
01/31/20	$18,045	$18,349
02/29/20	$16,724	$16,839
03/31/20	$14,794	$14,759
04/30/20	$16,796	$16,651
05/31/20	$17,700	$17,444
06/30/20	$17,992	$17,791
07/31/20	$19,131	$18,794
08/31/20	$20,637	$20,145
09/30/20	$19,815	$19,380
10/31/20	$19,426	$18,864
11/30/20	$21,462	$20,929
12/31/20	$22,262	$21,734
01/31/21	$21,899	$21,514
02/28/21	$22,661	$22,108
03/31/21	$23,626	$23,076
04/30/21	$25,001	$24,307
05/31/21	$25,219	$24,477
06/30/21	$25,752	$25,049
07/31/21	$26,389	$25,644
08/31/21	$26,949	$26,423
09/30/21	$25,762	$25,194
10/31/21	$27,456	$26,960
11/30/21	$27,000	$26,773
12/31/21	$28,132	$27,973
01/31/22	$27,024	$26,525
02/28/22	$26,057	$25,731
03/31/22	$26,660	$26,686
04/30/22	$24,380	$24,359
05/31/22	$24,429	$24,404
06/30/22	$22,499	$22,389
07/31/22	$24,642	$24,454
08/31/22	$23,637	$23,457
09/30/22	$21,444	$21,296
10/31/22	$22,988	$23,020
11/30/22	$24,312	$24,307
12/31/22	$23,001	$22,907
01/31/23	$24,576	$24,346
02/28/23	$23,851	$23,752
03/31/23	$24,559	$24,624
04/30/23	$25,059	$25,008
05/31/23	$25,443	$25,117
06/30/23	$27,039	$26,776
07/31/23	$27,881	$27,637
08/31/23	$27,593	$27,197
09/30/23	$26,276	$25,900
10/31/23	$25,959	$25,355
11/30/23	$28,356	$27,671
12/31/23	$29,637	$28,928
01/31/24	$30,325	$29,414
02/29/24	$32,302	$30,985
03/31/24	$33,337	$31,982
04/30/24	$31,987	$30,675
05/31/24	$33,497	$32,196
06/30/24	$34,821	$33,352
07/31/24	$35,184	$33,758
08/31/24	$36,041	$34,577
09/30/24	$36,612	$35,315
10/31/24	$36,219	$34,995
11/30/24	$38,062	$37,049
12/31/24	$37,152	$36,166
01/31/25	$38,051	$37,173
02/28/25	$37,235	$36,688
03/31/25	$35,133	$34,621
04/30/25	$34,942	$34,386
05/31/25	$37,163	$36,550
06/30/25	$39,203	$38,409
07/31/25	$40,540	$39,271
08/31/25	$41,165	$40,067
09/30/25	$42,291	$41,530

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAQX	15.51%	16.37%	15.51%
S&P 500® Index	17.60%	16.47%	15.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 4,858,724,310
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 6,231,531
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$4,858,724,310 Number of Portfolio Holdings97 Portfolio Turnover Rate40% Total Advisory Fees Paid$6,231,531
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.4%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.7%
Life Sciences Tools & Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Material Fund Change [Text Block]